Events Unaudited Subsequent to the Date of the Independent Auditor's Report (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Aug. 29, 2025	Mar. 04, 2024	Oct. 13, 2023	Sep. 19, 2023	Apr. 26, 2023	Jan. 17, 2023
Events Unaudited Subsequent to the Date of the Independent Auditor's Report [Line Items]
Issuance of shares (in Shares)				1,471		3,519
Principal amount		$ 1,192,953
Percentage of interes rate	1.00%				18.00%		4.00%	1.00%
Maturity date	January 31, 2023
PGC Settlement Agreement [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor's Report [Line Items]
Principal amount	$ 4,153,078
Other cash payments from operating activities	$ 500,000
PGC Settlement Agreement [Member] | Class B Special Shares [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor's Report [Line Items]
Issuance of shares (in Shares)	1,741,129
Dunstan Settlement Agreement [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor's Report [Line Items]
Principal amount	$ 756,917.28
Dunstan Settlement Agreement [Member] | Class B Special Shares [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor's Report [Line Items]
Issuance of shares (in Shares)	547,569
PGC Note and Dunstan Note [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor's Report [Line Items]
Conversion price per share (in Dollars per share)	$ 0.272
Maturity date	August 19, 2031
PGC Note and Dunstan Note [Member] | Bottom of range [member]
Events Unaudited Subsequent to the Date of the Independent Auditor's Report [Line Items]
Percentage of interes rate	8.00%
PGC Note and Dunstan Note [Member] | Top of range [member]
Events Unaudited Subsequent to the Date of the Independent Auditor's Report [Line Items]
Percentage of interes rate	1.20%
Consideration Note [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor's Report [Line Items]
Principal amount	$ 14,133,966
Percentage of interes rate	16.00%
Commitment fee	$ 424,018.98
Maturity date	August 19, 2027
Forecast [Member] | Class A Special Shares [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor's Report [Line Items]
Issuance of shares (in Shares)			144,930